Commitments and Contingencies - Schedule of Future Minimum Commitments of Short-Term Lease and Leases Not yet Commenced under Non-Cancellable Agreements (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2021	¥ 2,292
2022	2,653
2023	2,776
2024 and after	244
Total	¥ 7,965